CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	71	5	1
- Cash at bank	31,154	32,204	4,439
- Short-term deposits	470	—	—

	31,695	32,209	4,440

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	74	71	10
- Cash at bank	58,285	31,154	4,514
- Short-term deposits	—	470	71

Total Cash and cash equivalent	58,359	31,695	4,595

Schedule of group’s cash and cash equivalents

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	24,709	27,398	3,777
US$	6,255	4,426	610
HK$	731	385	53

	31,695	32,209	4,440

	December 31,
	2021	2022	2022
	CNY	CNY	US$

CNY	37,333	24,709	3,582
US$	20,011	6,255	907
HK$	1,015	731	106

	58,359	31,695	4,595